Leases - Schedule of Future Minimum Payments of Operating Leases (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Within 1 year	$ 183,990	$ 113,291
After 1 year but within 5 years		171,630
Total lease payments	183,990	284,921
Less: imputed interest	(6,349)	(16,318)
Total lease obligations	177,641	268,603
Less: current obligations	(177,641)	(102,160)
Long-term lease obligations		$ 166,444